.	Summary Prospectus May 1, 2021

Wells Fargo VT International Equity Fund

Class 1	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated May 1, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect any fees or other expenses imposed in connection with variable life insurance policies (“VLI Policies”) or variable annuity contracts (“VA Contracts”). If they were reflected, the overall expenses would be higher than those shown.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	(0.44)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.69%
1.	The Manager has contractually committed through April 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.69% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. The example does not reflect any fees or other expenses imposed in connection with VLI Policies or VA Contracts and the amounts shown would be higher if such fees and expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

After:
1 Year	$70
3 Years	$315
5 Years	$580
10 Years	$1,335

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of foreign issuers;

■	up to 30% of the Fund’s total assets in emerging market equity securities; and

■	in securities of at least three different countries including the U.S.

The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs). We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use futures or forward foreign currency contracts to manage risk or to enhance return.

We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights result from rather than determine our stock-selection decisions. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. Additionally, we seek to identify catalysts that will unlock value, which will then be recognized by the market. We may purchase securities across any market capitalization.

We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock’s fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund’s portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative

2

instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 1 shares as of 12/31 each year
.	Highest Quarter: June 30, 2020	+16.41%
	Lowest Quarter: March 31, 2020	-29.67%
	Year-to-date total return as of March 31, 2021 is 7.03%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 1	8/17/1998	4.89%	5.36%	4.11%
MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)		10.65%	8.93%	4.92%
MSCI ACWI ex USA Value Index (Net) (reflects no deduction for fees, expenses, or taxes)		-0.77%	5.70%	2.78%

3

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Venkateshwar (Venk) Lal, Portfolio Manager/2017 Dale A. Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Shares of Wells Fargo Variable Trust (“WFVT”) are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

Link to Prospectus	Link to SAI

.	©2021 Wells Fargo & Company. All rights reserved. 0513008/P3008

4

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP

.	Summary Prospectus May 1, 2021

Wells Fargo VT International Equity Fund

Class 2	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated May 1, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect any fees or other expenses imposed in connection with variable life insurance policies (“VLI Policies”) or variable annuity contracts (“VA Contracts”). If they were reflected, the overall expenses would be higher than those shown.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.38%
Fee Waivers	(0.44)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.94%
1.	The Manager has contractually committed through April 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.94% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date , the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. The example does not reflect any fees or other expenses imposed in connection with VLI Policies or VA Contracts and the amounts shown would be higher if such fees and expenses were included. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$96
3 Years	$394
5 Years	$713
10 Years	$1,619

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of foreign issuers;

■	up to 30% of the Fund’s total assets in emerging market equity securities; and

■	in securities of at least three different countries including the U.S.

The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs). We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use futures or forward foreign currency contracts to manage risk or to enhance return.

We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights result from rather than determine our stock-selection decisions. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. Additionally, we seek to identify catalysts that will unlock value, which will then be recognized by the market. We may purchase securities across any market capitalization.

We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock’s fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund’s portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

The performance for the Fund does not reflect fees charged by VLI Policies or VA Contracts. If it did, returns would be lower.

Calendar Year Total Returns for Class 2 shares as of 12/31 each year
.	Highest Quarter: December 31, 2020	+17.07%
	Lowest Quarter: March 31, 2020	-29.79%
	Year-to-date total return as of March 31, 2021 is 6.25%

Average Annual Total Returns for the periods ended 12/31/2020
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class 2	7/31/2002	4.93%	5.18%	3.89%
MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)		10.65%	8.93%	4.92%
MSCI ACWI ex USA Value Index (Net) (reflects no deduction for fees, expenses, or taxes)		-0.77%	5.70%	2.78%

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Venkateshwar (Venk) Lal, Portfolio Manager/2017 Dale A. Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Shares of Wells Fargo Variable Trust (“WFVT”) are not offered directly to the general public. The Trust currently offers its Fund shares to separate accounts of various life insurance companies as funding vehicles for certain VA Contracts and VLI Policies issued through the separate accounts by such life insurance companies. Many of the separate accounts are registered as investment companies with the SEC. WFVT has entered into an agreement with the life insurance company sponsor of each separate account setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. Please refer to your VA Contract or VLI Policy prospectus for more information regarding the purchase and sale of your Fund shares.

Tax Information

For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code. By so qualifying, the Fund expects to have little or no liability for federal income taxes by distributing substantially all of its net investment income and net realized capital gains to the separate accounts each year. Please refer to the VA Contract or VLI Policy prospectus for additional information on tax matters.

Payments to Insurance Companies

Fund shares are available only through separate accounts issued by various life insurance companies. The Fund and its related companies may make payments to such insurance companies or their affiliates for distribution and administrative services. These payments may create a conflict of interest by influencing the insurance company to recommend the Fund over another investment. Consult your insurance company for more information about these payments.

Link to Prospectus	Link to SAI

.	©2021 Wells Fargo & Company. All rights reserved. 0511440/P1440

4

SUPPLEMENT TO THE
PROSPECTUSES AND SUMMARY PROSPECTUSES
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

On February 23, 2021, Wells Fargo & Company (“Wells Fargo”) announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC (“GTCR”) and Reverence Capital Partners, L.P. (“Reverence Capital Partners”). WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Funds, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain Funds, and Wells Fargo Funds Distributor, LLC, the Funds’ principal underwriter. Under the terms of the agreement, the purchase price is $2.1 billion. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.

Consummation of the transaction will result in the automatic termination of each Fund’s investment management agreement and sub-advisory agreement(s). The Funds’ Boards of Trustees (the “Boards”) will be asked to approve new investment management arrangements with the new company. If approved by the Boards, and to the extent required by applicable law, the new investment management arrangements with the new company will be presented to the shareholders of each Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Founded in 1980, GTCR is a leading private equity firm focused on investing in growth companies in the Healthcare, Financial Services & Technology, Technology, Media & Telecommunications, and Growth Business Services Industries. The Chicago-based firm pioneered The Leaders Strategy™ — finding and partnering with management leaders in core domains to identify, acquire, and build market-leading companies through transformational acquisitions and organic growth. Since its inception, GTCR has invested more than $20 billion in over 250 companies.

Reverence Capital Partners is a private investment firm focused on thematic investing in leading global, middle-market financial services businesses through control and influence-oriented investments in five sectors: (1) Depositories and Finance Companies, (2) Asset and Wealth Management, (3) Insurance, (4) Capital Markets and (5) Financial Technology/Payments. The firm was founded in 2013 by Milton Berlinski, Peter Aberg, and Alex Chulack, who collectively bring over 90 years of advisory and investing experience across a wide range of financial services sectors.

February 23, 2021	AFAM021/P503SP